Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables [Abstract]
Schedule of Other Payables	Other payables consist of the following:
	December 31, 2024	December 31, 2023
Payables to non-trade vendors and service providers	$11,823	$6,060
Accrued salary	21	13
Others	-	1,419
	$11,844	$7,492